Related Party Transactions (Details) - USD ($)					1 Months Ended	12 Months Ended
	Jul. 20, 2023	Apr. 08, 2021	Mar. 31, 2021	Mar. 04, 2021	Oct. 19, 2022	Dec. 31, 2023	Dec. 31, 2022	Jan. 22, 2024	Jul. 24, 2023	Jul. 21, 2023	Jul. 18, 2022	Jul. 28, 2021	Jul. 22, 2021
Related Party Transactions [Line Items]
Aggregate purchase price						$ 4,209,931.03
Outstanding shares percentage			20.00%
Percentage of shares transferred or membership interest		100.00%
Stock price trigger per share (in Dollars per share)						$ 12
Loan amount				$ 300,000
Loan of principal amount											$ 1,383,123
Unpaid principal amount											1,383,123
Promissory note outstanding amount						$ 1,383,892	$ 1,383,892
Principal amount								$ 1,000,000	$ 300,000
Payments or cash deposited in trust account					$ 1,383,123
Deposit into trust account						360,000				$ 60,000
Maximum borrowing capacity of related party loans						$ 1,500,000
Maximum borrowing capacity of related party loans per share (in Dollars per share)						$ 10
Working capital loans share issued (in Shares)						150,000
Loan conversion agreement						$ 1,500,000
Working capital loans						$ 715,000	$ 0
First Extension Note [Member]
Related Party Transactions [Line Items]
Loan of principal amount											$ 1,383,123
Conversion price (in Dollars per share)											$ 10
Notes Payable, Other Payables [Member]
Related Party Transactions [Line Items]
Principal amount					$ 1,383,123
Third Extension Note [Member]
Related Party Transactions [Line Items]
Loan of principal amount										360,000
Over-Allotment Option [Member]
Related Party Transactions [Line Items]
Number of shares issued (in Shares)						143,750
Founder shares were subject to forfeiture (in Shares)			468,750									3,457,807
Purchased an additional shares (in Shares)													1,331,230
Purchased full option of additional shares (in Shares)													1,875,000
Deposit Account [Member]
Related Party Transactions [Line Items]
Deposit into trust account										60,000
Common Class B [Member]
Related Party Transactions [Line Items]
Common stock shares issued (in Shares)						1	3,457,807
Common stock shares outstanding (in Shares)						1	3,457,807
Common Class A [Member]
Related Party Transactions [Line Items]
Number of shares issued (in Shares)						376,002
Stock issued during period shares for conversion (in Shares)	3,457,806
Common stock shares issued (in Shares)						4,271,711	813,905
Common stock shares outstanding (in Shares)						4,271,711	813,905
Conversion percentage	73.00%
Initial Business Combination [Member]
Related Party Transactions [Line Items]
Working capital						$ 300,000
Sponsor [Member]
Related Party Transactions [Line Items]
Principal amount						415,000				300,000
Related Party [Member]
Related Party Transactions [Line Items]
Due to related party						$ 10,000	$ 0
Founder Shares [Member]
Related Party Transactions [Line Items]
Number of shares issued (in Shares)		75,000
Founder Shares [Member] | Common Class B [Member]
Related Party Transactions [Line Items]
Common stock shares issued (in Shares)	1
Common stock shares outstanding (in Shares)	1
Founder Shares [Member] | Common Class A [Member]
Related Party Transactions [Line Items]
Stock price trigger per share (in Dollars per share)						$ 12
Common stock shares issued (in Shares)	5,522,867
Common stock shares outstanding (in Shares)	5,522,867
Founder Shares [Member] | Sponsor [Member] | Common Class B [Member]
Related Party Transactions [Line Items]
Aggregate purchase price			$ 25,000
Number of shares issued (in Shares)			3,593,750
Sponsor [Member]
Related Party Transactions [Line Items]
Deposit into trust account										$ 360,000
Sponsor [Member] | Common Class A [Member]
Related Party Transactions [Line Items]
Stock issued during period shares for conversion (in Shares)	3,457,806
First Extension Note [Member]
Related Party Transactions [Line Items]
Promissory note outstanding amount						$ 1,383,123	1,383,123
Administrative Support Agreement [Member]
Related Party Transactions [Line Items]
Expenses per month						10,000
Expenses incurred and paid						$ 120,000	$ 120,000